Future Minimum Lease Payments under Non-cancelable Operating Leases Agreements (Detail) (USD $)	Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	$ 1,387,765
2016	1,110,661
2017	398,570
2018	86,452
2019 and thereafter	211,213
Operating Leases, Future Minimum Payments Due, Total	$ 3,194,661